Intangible Assets - Additional Information (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Intangible Assets [Line Items]
Capitalised development costs associated with platforms	£ 663,000,000
Goodwill After Cumulative Amortisation	£ 1,144,000,000	£ 1,151,000,000
Description of sensitivity analysis	A sensitivity analysis has been performed based on changes in key assumptions considered to be reasonably possible by management: an increase in the discount rate of 0.5%, a decrease in the compound annual growth rate for cash flow in the five-year forecast period of 2.0%, and a decrease in the nominal long-term market growth rates of 0.5%. These sensitivity analyses show that no impairment charges would result from these scenarios.
Increase in discount rate	0.50%
Decrease in the compound annual growth rate for cash flow	2.00%
Decrease in nominal long-term market growth rates	0.50%
Impairment of indefinite lived intangible assets	£ 0	0
Accumulated impairment [member]
Disclosure Of Intangible Assets [Line Items]
Impairment charge recorded in prior years	£ 8,000,000	9,000,000
Top of range [member]
Disclosure Of Intangible Assets [Line Items]
Growth in cash flows over forecast period	5 years
Nominal long-term market growth rates maximum forecast period	5 years
Internally Developed Intangible Assets [member] | Bottom of range [member]
Disclosure Of Intangible Assets [Line Items]
Finite-lived intangible assets, useful life	3 years
Internally Developed Intangible Assets [member] | Top of range [member]
Disclosure Of Intangible Assets [Line Items]
Finite-lived intangible assets, useful life	15 years
Scientific, Technical & Medical [member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets with indefinite useful lives	£ 112,000,000	£ 111,000,000
Market Related [Member] | Bottom of range [member]
Disclosure Of Intangible Assets [Line Items]
Finite-lived intangible assets, useful life	1 year
Market Related [Member] | Top of range [member]
Disclosure Of Intangible Assets [Line Items]
Finite-lived intangible assets, useful life	40 years
Customer Related [Member] | Bottom of range [member]
Disclosure Of Intangible Assets [Line Items]
Finite-lived intangible assets, useful life	1 year
Customer Related [Member] | Top of range [member]
Disclosure Of Intangible Assets [Line Items]
Finite-lived intangible assets, useful life	20 years
Editoria Content [Member] | Bottom of range [member]
Disclosure Of Intangible Assets [Line Items]
Finite-lived intangible assets, useful life	1 year
Editoria Content [Member] | Top of range [member]
Disclosure Of Intangible Assets [Line Items]
Finite-lived intangible assets, useful life	40 years
Software And Systems [Member] | Bottom of range [member]
Disclosure Of Intangible Assets [Line Items]
Finite-lived intangible assets, useful life	1 year
Software And Systems [Member] | Top of range [member]
Disclosure Of Intangible Assets [Line Items]
Finite-lived intangible assets, useful life	10 years
Other [Member] | Bottom of range [member]
Disclosure Of Intangible Assets [Line Items]
Finite-lived intangible assets, useful life	3 years
Other [Member] | Top of range [member]
Disclosure Of Intangible Assets [Line Items]
Finite-lived intangible assets, useful life	20 years